Share Capital - Detail of Share Capital Transactions (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of classes of share capital [line items]
Equity at beginning of period	€ 70,468	€ (1,909)
Capital increase	0	0
Subscription of 2021 warrants	43	5
Other movements	0
Equity at end of period	41,431	(22,194)
Share Capital
Disclosure of classes of share capital [line items]
Equity at beginning of period	€ 1,033	€ 672
Number of shares outstanding at beginning of period (in shares)	34,432,122	22,415,039
Capital increase	€ 12	€ 9
Capital increase (in shares)	393,750	316,083
Equity at end of period	€ 1,045	€ 682
Number of shares outstanding at end of period (in shares)	34,825,872	22,731,122
Premiums related to share capital
Disclosure of classes of share capital [line items]
Equity at beginning of period	€ 255,735	€ 153,139
Capital increase	(12)
Subscription of 2021 warrants	43	5
Other movements	16
Equity at end of period	255,782	€ 151,968
AGA 2018-1 | Share Capital
Disclosure of classes of share capital [line items]
Capital increase	€ 1
Capital increase (in shares)	24,500
AGA 2018-1 | Premiums related to share capital
Disclosure of classes of share capital [line items]
Capital increase	€ (1)
AGA 2019-1 | Share Capital
Disclosure of classes of share capital [line items]
Capital increase	€ 11
Capital increase (in shares)	369,250
AGA 2019-1 | Premiums related to share capital
Disclosure of classes of share capital [line items]
Capital increase	€ (11)